Total Capital and Net (Loss) Income Per Common Unit - Additional Information - Net (Loss) Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Limited partners' interest in net (loss) income	$ (175,196)	$ (31,743)	$ (158,772)	$ (25,368)
Limited partners' interest in (loss) income for basic net (loss) income per common unit	$ (175,196)	$ (32,552)	$ (158,772)	$ (26,977)
Weighted average number of common units (shares)	410,310,586	151,364,950	410,206,610	150,006,972
Common units and common unit equivalents (shares)	410,310,586	151,364,950	410,206,610	150,006,972
Limited partner's interest in net (loss) income per common unit
- basic (usd per share)	$ (0.43)	$ (0.22)	$ (0.39)	$ (0.18)
- diluted (usd per share)	$ (0.43)	$ (0.22)	$ (0.39)	$ (0.18)
Distributions payable and paid on the preferred units	$ 8,000	$ 12,400	$ 15,400	$ 24,800
Below cash distribution per unit (in usd per share)	$ 0.01	$ 0.01	$ 0.02	$ 0.12
Warrants
Limited partner's interest in net (loss) income per common unit
Antidilutive securities (in shares)	72,300,000	6,800,000	72,300,000	6,800,000
Restricted Units
Limited partner's interest in net (loss) income per common unit
Antidilutive securities (in shares)	100,000	100,000	100,000	400,000
Series C-1 Preferred Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of Series C-1 repurchase, unit based compensation and warrants (shares)	0	0	0	0
Convertible Preferred Stock
Limited partner's interest in net (loss) income per common unit
Antidilutive securities (in shares)		57,100,000		57,100,000
Limited Partners
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred units - periodic accretion	$ 0	$ (809)	$ 0	$ (1,609)
Limited partners' interest in (loss) income for basic net (loss) income per common unit	$ (175,196)	$ (32,552)	$ (158,772)	$ (26,977)
Limited partner's interest in net (loss) income per common unit
Below cash distribution per unit (in usd per share)	$ 0.35	$ 0.35	$ 0.35	$ 0.35